Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail)	4 Months Ended		8 Months Ended	12 Months Ended
	Apr. 29, 2018 TWD ($) shares $ / shares	Apr. 29, 2018 $ / shares	Dec. 31, 2018 TWD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance	135,961,000						135,961,000
Number of options, transferred to the Company in accordance with the joint share exchange agreement	(113,712,000)
Number of options, forfeited	(1,692,000)
Number of options, exercised	(20,557,000)
Number of options, Ending balance	0
Weighted average exercise price, Beginning balance | $ / shares	$ 30.2						$ 30.2
Transferred from ASE | $	$ 30.9
Weighted average exercise price, Options forfeited | $ / shares	$ 36.3
Weighted average exercise price, Options exercised | $ / shares	$ 26.0
Weighted average exercise price, Ending balance | $ / shares		$ 0
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance				170,786,000	170,786,000	183,814,000
Number of options, transferred to the Company in accordance with the joint share exchange agreement			56,856,000
Options granted			131,863,000
Number of options, forfeited			(1,582,000)	(3,949,000)	(3,949,000)	(4,214,000)
Number of options, expired				(1,006,000)	(1,006,000)
Number of options, exercised			(3,323,000)	(21,064,000)	(21,064,000)	(8,814,000)
Number of options, Ending balance			183,814,000	144,767,000	144,767,000	170,786,000	183,814,000
Number of options, exercisable, end of year			36,354,000	67,388,000	67,388,000	33,822,000	36,354,000
Weighted average exercise price, Beginning balance | $ / shares				$ 57.0		$ 58.1
Transferred from ASE | $			$ 61.7
Options granted | $ / shares			$ 56.4
Weighted average exercise price, Options expired | $ / shares					$ 40.8
Weighted average exercise price, Options forfeited | $ / shares			71.5	58.0		61.8
Weighted average exercise price, Options exercised | $ / shares			43.6	49.2		48.4
Weighted average exercise price, Ending balance | $ / shares			58.1	56.9		57.0	$ 58.1
Weighted average exercise price, Options exercisable, end of year | $ / shares			$ 58.1	$ 61.4	$ 61.4	$ 63.5	$ 58.1
The Company Option Plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$)			16,280				16,280
The Company Option Plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$)			19,120				19,120